CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income (loss)	$ 484,266	$ 1,525,683	$ 948,676
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	898,682	904,955	983,360
Realized and unrealized losses (gains) on investments	(1,751)	(10,758)
Non-cash, stock-based compensation	38,573	31,163	15,387
Deferred tax expense (benefit) (Note 8)	169,308	582,519	182,859
Other, net	8,440	7,781	375
Change in noncurrent assets	(74,835)	37,986	443
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	45,498	(28,425)	(98,131)
Changes in current assets and current liabilities:
Trade accounts receivable - other	(55,048)	18,173	(41,311)
Allowance for doubtful accounts	1,918	(17,735)	13,279
Trade accounts receivable - EchoStar	(3,628)	(2,141)	24,192
Inventory	84,151	(56,063)	(228,625)
Other current assets	635	(5,723)	(8,781)
Trade accounts payable - other	93,392	(31,614)	20,200
Trade accounts payable - EchoStar	39,926	(15,712)	(31,913)
Deferred revenue and other	23,239	5,822	(11,913)
Litigation expense accrual (Note 11 and Note 15)	5,419	(316,949)	225,456
Litigation settlement payments (Note 11)		(350,000)
Accrued programming and other accrued expenses	196,219	(10,600)	151,427
Net cash flows from operating activities	1,954,404	2,268,362	2,144,980
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(2,969,832)	(4,286,081)	(4,352,377)
Sales and maturities of marketable investment securities	1,389,709	5,205,514	4,468,529
Purchases of property and equipment	(778,742)	(765,490)	(1,547,523)
Change in restricted cash and marketable investment securities	(2,017)	12,751	(3,921)
Purchase of strategic investments included in noncurrent other investment securities			(11,742)
Purchase of FCC Licenses	(24,000)
Proceeds from sale of strategic investments		10,000	4,000
Other	105	(46)	703
Net cash flows from investing activities	(2,384,777)	176,648	(1,442,331)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	4,400,000	2,000,000
Debt issuance costs	(13,246)	(27,261)
Repurchases and redemption of 6 3/8% Senior Notes due 2011		(1,000,000)
Repayment of long-term debt and capital lease obligations	(34,890)	(32,716)	(26,910)
Dividend to DISH Orbital Corporation	(907,230)	(3,500,000)
Capital distribution to affiliate			(266,699)
Other	11,054	6,773
Net cash flows from financing activities	3,455,688	(2,553,204)	(293,609)
Net increase (decrease) in cash and cash equivalents	3,025,315	(108,194)	409,040
Cash and cash equivalents, beginning of period	399,072	507,266	98,226
Cash and cash equivalents, end of period	$ 3,424,387	$ 399,072	$ 507,266